Report of Directors Corporate Governance - Total pension entitlements (Details)	12 Months Ended
Dec. 31, 2020 individual
Report Of Directors Corporate Governance [Abstract]
Number of executive directors entitled to additional early retirement benefits	0
Normal employee retirement age	65 years